BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN - Reconciliation of Net Income (loss) per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Redeemable
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income - basic	$ (92,995)	$ 213,525	$ (768,294)	$ 2,409,113	$ 2,528,027	$ 7,429,442
Allocation of net income - diluted	$ (92,995)	$ 213,525	$ (768,294)	$ 2,409,113
Weighted average number of shares outstanding
Weighted average shares outstanding - basic (in shares)	2,846,071	4,663,721	2,846,071	11,581,804	9,753,411	23,000,000
Weighted average shares outstanding - diluted (in shares)	2,846,071	4,663,721	2,846,071	11,581,804	9,753,411	23,000,000
Net income per share - basic	$ (0.03)	$ 0.05	$ (0.27)	$ 0.21	$ 0.26	$ 0.32
Net income per share - diluted	$ (0.03)	$ 0.05	$ (0.27)	$ 0.21	$ 0.26	$ 0.32
Class A (non-redeemable) and Class B
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income - basic	$ (187,881)	$ 263,259	$ (1,552,208)	$ 1,196,048	$ 1,490,366	$ 1,857,361
Allocation of net income - diluted	$ (187,881)	$ 263,259	$ (1,552,208)	$ 1,196,048
Weighted average number of shares outstanding
Weighted average shares outstanding - basic (in shares)	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding - diluted (in shares)	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Net income per share - basic	$ (0.03)	$ 0.05	$ (0.27)	$ 0.21	$ 0.26	$ 0.32
Net income per share - diluted	$ (0.03)	$ 0.05	$ (0.27)	$ 0.21	$ 0.26	$ 0.32